Significant partly-owned subsidiaries (Details) - EUR (€)			12 Months Ended
	Jul. 03, 2017	Jan. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant investments in partly owned subsidiaries [line items]
Financial liabilities			€ 8,746,000,000	€ 8,092,000,000
Acquisition of non-controlling interests			(776,000,000)	(752,000,000)	€ (52,000,000)
Summarized income statement
Net sales			23,147,000,000	23,641,000,000	12,560,000,000
Operating loss			16,000,000	(1,100,000,000)	1,697,000,000
Profit/(loss) for the year			(1,458,000,000)	(927,000,000)	2,468,000,000
Loss for the year attributable to:
Equity holders of the parent			(1,494,000,000)	(766,000,000)	2,466,000,000
Non-controlling interests			36,000,000	(161,000,000)	2,000,000
Summarized statement of financial position
Non-current assets			21,160,000,000	24,182,000,000
Non-current liabilities			(12,062,000,000)	(11,321,000,000)
Current assets			19,841,000,000	20,675,000,000
Current liabilities			(12,744,000,000)	(12,605,000,000)
Non-controlling interests			80,000,000	881,000,000
Summarized statement of cash flows
Net cash used in operating activities			1,811,000,000	(1,454,000,000)	503,000,000
Net cash from investing activities			10,000,000	6,836,000,000	1,896,000,000
Net cash used in financing activities			(1,749,000,000)	(4,923,000,000)	(580,000,000)
Net (decrease)/ increase in cash and cash equivalents			€ (128,000,000)	502,000,000	€ 1,825,000,000
Nokia Shanghai Bell Co., Ltd
Disclosure of significant investments in partly owned subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%	50.00%
Shares more or (less) than 50% ownership (in shares)		1	1
Non-controlling interest derecognised	€ 772,000,000
Financial liabilities	737,000,000		€ 672,000,000
Acquisition of non-controlling interests	€ 35,000,000
Present value discount on financial liabilities			18,000,000
Decrease in value of financial liability			64,000,000
Summarized income statement
Net sales			2,276,000,000	1,806,000,000
Operating loss			83,000,000	(136,000,000)
Profit/(loss) for the year			52,000,000	(89,000,000)
Loss for the year attributable to:
Equity holders of the parent			15,000,000	(45,000,000)
Non-controlling interests			37,000,000	(45,000,000)
Summarized statement of financial position
Non-current assets			589,000,000	424,000,000
Non-current liabilities			(130,000,000)	(128,000,000)
Non-current net assets			459,000,000	296,000,000
Current assets			3,888,000,000	2,841,000,000
Current liabilities			(2,765,000,000)	(1,657,000,000)
Current net assets			1,123,000,000	1,184,000,000
Net assets			1,582,000,000	1,480,000,000
Non-controlling interests				775,000,000
Summarized statement of cash flows
Net cash used in operating activities			438,000,000	(182,000,000)
Net cash from investing activities			(184,000,000)	89,000,000
Net cash used in financing activities			(442,000,000)	(24,000,000)
Net (decrease)/ increase in cash and cash equivalents			(188,000,000)	(117,000,000)
Cash and cash equivalents and current available-for-sale investments, liquid assets			1,001,000,000	1,284,000,000
Percentage of shareholders voting rights for special resolution for distribution of profits for dividends			€ 66.67
Percentage of distributable after-tax profits for dividends (as a percent)			50.00%
Other Group entities
Summarized income statement
Net sales			€ 328,000,000	€ 483,000,000